Simplify Aggregate Bond ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 93.1%
Fixed Income Funds – 93.1%
iShares Core U.S. Aggregate Bond ETF(a)(b)
(Cost $272,124,961) ...................................................... 2,802,663 $ 280,966,966
Principal
U.S. Treasury Bills – 6.3%
U.S. Treasury Bill, 4.33%, 10/28/2025 (b)(c) ..................................... $ 6,600,000 6,580,002
U.S. Treasury Bill, 4.21%, 11/13/2025 (c) ........................................ 2,000,000 1,990,432
U.S. Treasury Bill, 4.01%, 12/4/2025 (c) ......................................... 2,500,000 2,482,689
U.S. Treasury Bill, 3.99%, 12/11/2025 (c) ........................................ 500,000 496,213
U.S. Treasury Bill, 3.94%, 12/26/2025 (c) ........................................ 7,500,000 7,431,021
Total U.S. Treasury Bills (Cost $18,978,778) ......................................... 18,980,357
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $359,796) .......................................................... 359,796 359,796
Total Investments – 99.5%
(Cost $291,463,535) ............................................................ $ 300,307,119
Other Assets in Excess of Liabilities – 0.5% ............................................ 1,598,437
Net Assets – 100.0% ............................................................. $ 301,905,556
Number of
Contracts Notional Amount
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
U.S. Treasury Bond Future, October Strike Price $116.5, Expires 10/06/25 .. (290) $ (33,785,000) $ (81,563)
U.S. Treasury Bond Future, October Strike Price $112, Expires 10/24/25 .... (290) (32,480,000) (31,719)
U.S. Treasury Bond Future, October Strike Price $113, Expires 10/24/25 .... (290) (32,770,000) (54,375)
U.S. Treasury Bond Future, October Strike Price $114, Expires 10/24/25 .... (280) (31,920,000) (91,875)
U.S. Treasury Bond Future, October Strike Price $115, Expires 10/24/25 .... (290) (33,350,000) (158,594)
U.S. Treasury Bond Future, October Strike Price $116, Expires 10/24/25 .... (290) (33,640,000) (262,812)
U.S. Treasury Bond Future, November Strike Price $110, Expires 11/21/25 .. (280) (30,800,000) (61,250)
U.S. Treasury Bond Future, November Strike Price $111, Expires 11/21/25 .. (290) (32,190,000) (90,625)
(832,813)
Puts – Over the Counter – (0.0)%†
USD Curve, December Strike Price $0.4, Expires 12/30/25 (Counterparty:
Goldman Sachs) .............................................. (300,000,000) (120,000,000) (102,000)
USD Curve, December Strike Price $0.4, Expires 12/30/25 (Counterparty:
Morgan Stanley Capital Services LLC) ............................. (300,000,000) (120,000,000) (105,000)
(207,000)
Total Written Options (Premiums Received $1,415,670) .................................. $ (1,039,813)

Simplify Aggregate Bond ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 10-Year Treasury Note Futures .............. 1,000 $ 112,500,000 12/19/25 $ (1,203,125)
Short position contracts:
U.S. Treasury Long Bond Futures ............... (669) (78,001,219) 12/19/25 (285,156)
Total net unrealized depreciation $ (1,488,281)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $464,504 have been pledged as collateral for options and swaps as of September 30,
2025.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
At September 30, 2025, centrally cleared interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
4.09% (SOFR
+0.00%) 3.776 Annual/Annual MSCS 12/15/2057 20,000,000 $ 663,927 $ 0 $ 663,927
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 93.1%
U.S. Treasury Bills ............................................................................. 6.3%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 99.5%
Other Assets in Excess of Liabilities ............................................................... 0.5%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.